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                                  FUND PROFILE
                                      FOR


                                     [LOGO]



                                October 28, 1996


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1        OBJECTIVES

Vanguard/Windsor II seeks to provide long-term capital growth and some income. The Fund may not meet these objectives.

2        INVESTMENT STRATEGIES

The Fund follows a value-oriented strategy, emphasizing dividend-paying common stocks that the Fund's investment advisers consider to be undervalued by the market. In other words, these stocks tend to be out of favor with investors. When a stock held by the Fund has -- in the advisers' opinion -- reached its full potential, it will be sold regardless of how long it has been held and replaced by another undervalued stock.

In addition to investing in common stocks, the Fund may also invest, to a limited degree, in short-term fixed-income securities, and futures and options contracts.

3        RISKS

The Fund's total return will fluctuate, so an investor could lose money over short or even extended periods. More specifically, investors in the Fund are exposed to . . .

o A HIGH degree of stock market risk (the possibility that stock prices in general will decline over short or extended periods).

Historical returns for the U.S. stock market (as measured by the Standard & Poor's 500 Composite Stock Price Index) show some of this market volatility. From 1926 to 1995, the S&P 500 Index provided an annualized total return of some 10%, but provided a negative return -- averaging - 12% -- in 20 of these 70 years. Annual returns for the period ranged from a low of - 43% to a high of 54%.

Because it emphasizes value stocks, the Fund is likely to perform differently than broader market benchmarks like the S&P 500 Index.
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4        APPROPRIATENESS

This Fund may be suitable for investors who . . .

o        Are seeking long-term capital growth with some income.

o        Are willing to assume above-average investment risk.

o Want a growth and income fund as part of a balanced investment program.

o        Plan to invest for at least five years.

The Fund is not suitable for investors who . . .

o        Are seeking significant income.

o        Cannot tolerate fluctuating share prices.

5        FEES AND EXPENSES

Vanguard/Windsor II -- like all Vanguard Funds -- is offered on a pure no-load basis (that is, the Fund has no 12b-1 fees or charges to buy or sell shares).

The Fund's operating expenses are deducted from its total assets before daily share prices and income distributions are calculated. The Fund's expense ratio for fiscal year 1995 was 0.40% of assets.

    Annual Fund Operating Expenses
    ------------------------------
    Investment Advisory Fees  . . . . . . . . . . . . . . . . .  0.14%
    Distribution Costs  . . . . . . . . . . . . . . . . . . . .  0.02
    Other Expenses  . . . . . . . . . . . . . . . . . . . . . .  0.24
                                                                 ----
    Total Operating Expenses  . . . . . . . . . . . . . . . . .  0.40%
                                                                 ====



The following example illustrates the expenses that you would incur on a $1,000 investment over various periods, assuming (1) a 5% annual rate of return and
(2) redemption at the end of each period.

           1 Year         3 Years        5 Years        10 Years
           -----------------------------------------------------
             $4             $13            $22             $51



This example should not be considered a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown.
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6          PAST PERFORMANCE


                                  PERFORMANCE
                         ANNUAL RETURNS (%) 1986 - 1995



                                                  VANGUARD/WINDSOR II       S&P 500 INDEX*
                                                  -------------------       -------------
      1986  . . . . . . . . . . . . . . .                21.4                   18.6
      1987  . . . . . . . . . . . . . . .                -2.1                    5.2
      1988  . . . . . . . . . . . . . . .                24.7                   16.5
      1989  . . . . . . . . . . . . . . .                27.8                   31.6
      1990  . . . . . . . . . . . . . . .               -10.0                   -3.1
      1991  . . . . . . . . . . . . . . .                28.7                   30.4
      1992  . . . . . . . . . . . . . . .                12.0                    7.6
      1993  . . . . . . . . . . . . . . .                13.6                   10.1
      1994  . . . . . . . . . . . . . . .                -1.2                    1.3
      1995  . . . . . . . . . . . . . . .                38.8                   37.6


                              PERFORMANCE SUMMARY
                       (PERIODS ENDED SEPTEMBER 30, 1996)

                     Average Annual Total Return
                  ---------------------------------
                      Windsor II           S&P 500*
                  ------------------       --------
1 Year                  20.6%               20.3%
5 Years                 16.0%               15.2%
10 Years                14.2%               15.0%




Note: In evaluating past performance, it is important to consider that returns from stocks were close to their highest levels in history during the past ten years. Past performance is not indicative of future performance.

Performance figures include the reinvestment of all dividends and any capital gains distributions. All returns are net of expenses. The performance data quoted represent past performance. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.



* The Standard & Poor's 500 Composite Stock Price Index is a diversified group of 500 securities used to measure U.S. stock market performance. An index is unmanaged; you cannot invest in an index.
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7        INVESTMENT ADVISER

The Fund employs a multi-adviser approach. The four investment advisers select stocks and maintain portfolios independently of each other. As of September 30, 1996, the Fund's assets were divided as follows:


                                                   Percentage of
    Adviser                                        Fund's Assets
    -------                                        -------------
    Barrow, Hanley, Mewhinney & Strauss                 72.9%
    Equinox Capital Management                          10.1
    Tukman Capital Management                            9.4
    Vanguard Core Management Group                       7.6

8        PURCHASES

You may purchase shares by mail, wire, or exchange from another Vanguard Fund. The minimum initial investment is $3,000 ($1,000 for IRAs and custodial accounts for minors).

9        REDEMPTIONS

You may redeem shares by sending a letter to or calling Vanguard. The Fund's share price is expected to fluctuate and, at redemption, may be higher or lower than at the time of initial purchase, resulting in a taxable gain or loss.

10       DISTRIBUTIONS

The Fund expects to pay dividends semi-annually. Capital gains distributions, if any, are paid annually. Dividend and capital gains distributions can be automatically reinvested or received in cash. Both dividend and capital gains distributions are taxable to you whether reinvested in additional shares or received in cash.

11       OTHER SERVICES

o Vanguard Fund Express(R) -- electronic transfers between your bank account and the Fund.

o Vanguard Tele-Account(R) -- around-the-clock access to Vanguard Fund information, account balances, and some transactions by calling 1-800-662-6273 (ON-BOARD).

o Investor Information -- toll-free access to Vanguard Associates by calling 1-800-662-7447 (SHIP).

              This Fund Profile contains key information about the
              Fund. If you would like more information before you
                 invest, please consult the Fund's accompanying
               prospectus. For details about the Fund's holdings
               or recent investment strategies, please review the
                Fund's most recent annual or semi-annual report.
             The prospectus and reports may be obtained at no cost
                           by calling 1-800-662-7447.



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1096-26A      (C) 1996 Vanguard Marketing Corporation, Distributor       FP73